PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.73%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends	0.00%	0.00%
Post-Retirement and Post-Employment Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.75%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends	4.23%	4.23%
Assumed health care cost trend, percentage	4.85%	4.92%
Health care cost trend rate	4.23%	4.23%